SHARE-BASED COMPENSATION	12 Months Ended
Feb. 28, 2026
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

21.         SHARE-BASED COMPENSATION

In June 2010, the Company adopted the 2010 Share Incentive Plan (“2010 Plan”). The 2010 Plan permits the grant of options to purchase the Class A common shares, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other instruments as deemed appropriate by the administrator under the 2010 Plan. The 2010 Plan has ceased to be used for grants of future awards upon the effectiveness of the 2020 Plan.

In June 2020, the Company adopted the 2020 Share Incentive Plan (“2020 Plan”). The 2020 Plan permits the grant of options to purchase Class A common shares, restricted shares, restricted share units and other instruments as deemed appropriate by the administrator under the 2020 Plan. Pursuant to the 2020 Plan, the maximum aggregate number of shares that may be issued pursuant to all awards (including incentive share options) (the “Award Pool”) is initially five percent (5%) of the total issued and outstanding shares as of the effective date of the 2020 Plan, provided that (A) the Award Pool shall be increased automatically if and whenever the number of shares that may be issued pursuant to ungranted awards under the 2020 Plan (the “Ungranted Portion”) accounts for less than one percent (1%) of the then total issued and outstanding shares of the Company, so that for each automatic increase, the Ungranted Portion immediately after such increase shall equal five percent (5%) of the then total issued and outstanding shares of the Company, and (B) the size of the Award Pool shall be equitably adjusted in the event of any share dividend, subdivision, reclassification, recapitalization, split, reverse split, combination, consolidation or similar transactions.

Non-vested shares – service condition

During the year ended February 28, 2026, the Company granted 622,086 service-based non-vested shares to employees and directors which generally vest over a period of 0 to 5 years.

The activities of non-vested shares granted with service condition were summarized as follows:

	Service Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value
Outstanding as of February 28, 2025	4,807,564	$33.37
Granted	622,086	34.05
Forfeited	(290,736)	34.98
Vested	(1,953,342)	29.59
Outstanding as of February 28, 2026	3,185,572	$35.68

The Company recorded compensation expenses of $76,047, $57,164 and $38,494 for the years ended February 29, 2024, February 28, 2025 and 2026 related to service-based non-vested shares, respectively.

As of February 28, 2026, the unrecognized compensation expenses related to the service-based non-vested shares amounted to $68,595, which are expected to be recognized over a weighted-average period of 2.7 years.

The total fair value of service-based non-vested shares that vested during the years ended February 29, 2024, February 28, 2025 and 2026 was $85,813, $64,333 and $57,799, respectively.

Non-vested shares – performance condition

During the year ended February 28, 2026, the Company granted 2,305 performance-based non-vested shares to employees. The vesting of awards is subject to the satisfaction of both a service and performance condition based on individual performance evaluations.

21.         SHARE-BASED COMPENSATION - continued

Non-vested shares – performance condition - continued

The activities of non-vested shares granted with performance condition were summarized as follows:

	Performance Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value
Outstanding as of February 28, 2025	54,916	$147.15
Granted	2,305	153.45
Forfeited	(591)	170.43
Vested	(26,267)	159.13
Outstanding as of February 28, 2026	30,363	$136.82

The Company recorded compensation expenses related to performance-based non-vested shares of $10,333, $5,514 and $2,003 for the years ended February 29, 2024, February 28, 2025 and 2026, respectively.

As of February 28, 2026, the unrecognized compensation expenses related to the performance-based non-vested shares amounted to $3,034, which are expected to be recognized over a weighted-average period of 2.8 years.

The total fair value of performance-based non-vested shares that vested was $12,471, $9,570 and $4,180 for the years ended February 29, 2024, February 28, 2025 and 2026, respectively.

Share options

Share options granted to employees and directors expire ranging from 8 years to 12 years from the date of grant.

During the year ended February 28, 2026, the Company granted 14,160 share options to employees at an exercise price of $0.03. These share options vest over a period of 1 year to 3 years.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended	For the year ended
	February 28,	February 28,
	2025	2026
Risk-free interest rate(1)	3.80%	3.97%
Expected life (years)(2)	7.33-7.40	6.00
Expected dividend yield(3)	0%	0%
Volatility(4)	71.1%-71.4%	79.1%
Fair value of options at grant date per share(5)	$25.83	$27.45
(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term is based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield is estimated based on its expected dividend policy over the expected term of the options.

21.         SHARE-BASED COMPENSATION - continued

Share options - continued

(4)	Volatility

The volatility assumption is estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718 Stock Compensation.

(5)	No options were granted during the year ended February 29, 2024.

The activities of share options for the year ended February 28, 2026 were as follows:

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)
Outstanding as of February 28, 2025	967,439	7.33	6.48	31,472

Granted	14,160	0.03	—	—
Exercised	(51,489)	10.84	—	—

Outstanding as of February 28, 2026	930,110	7.02	5.86	24,300

Vested and expected to vest as of February 28, 2026	930,110	7.02	5.86	24,300
Exercisable as of February 28, 2026	443,151	14.07	4.67	9,213

The Company recorded compensation expenses of $2,518, $2,261 and $2,596 for the years ended February 29, 2024, February 28, 2025 and 2026 related to share options, respectively.

Total intrinsic value of options exercised for the years ended February 29, 2024, February 28, 2025 and 2026 was $4,021, $601 and $1,019, respectively. The total fair value of options vested during the years ended February 29, 2024, February 28, 2025 and 2026 was $2,227, $2,026 and $843, respectively.

As of February 28, 2026, there was $4,606 unrecognized share-based compensation expenses related to share options, which are expected to be recognized over a weighted-average vesting period of 3.3 years.

The total compensation expenses are recognized on a straight-line basis over the respective vesting periods. The Group recorded the related compensation expenses of $88,898, $64,939 and $43,093 for the years ended February 29, 2024, February 28, 2025 and 2026, respectively.

Table below shows the summary of share-based compensation expenses:

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2024	2025	2026
Cost of revenues	$9,615	$6,389	$1,874
Selling and marketing expenses	24,625	16,101	10,839
General and administrative expenses	54,658	42,449	30,380

Total	$88,898	$64,939	$43,093